Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 61.5% ¤
CORPORATE BONDS & NOTES 13.5%
BANKING & FINANCE 10.8%
ABN AMRO Bank NV
5.417% due 09/18/2027 •	$1,000	$1,003
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	200	199
6.450% due 04/15/2027	14,100	14,282
American Honda Finance Corp.
1.300% due 09/09/2026	858	853
4.900% due 03/12/2027	9,440	9,470
American Tower Corp.
1.450% due 09/15/2026	400	398
Aon North America, Inc.
5.125% due 03/01/2027	4,960	4,979
Athene Global Funding
4.587% due 04/19/2027 •	3,000	3,005
Barclays PLC
5.674% due 03/12/2028 •	4,342	4,377
Canadian Imperial Bank of Commerce
4.297% due 06/26/2028 •	2,000	2,001
4.576% (SOFRRATE + 0.940%) due 06/28/2027 ~	1,000	1,006
Citigroup, Inc.
4.658% due 05/24/2028 •	13,200	13,212
Corebridge Financial, Inc.
3.650% due 04/05/2027	8,500	8,446
Crown Castle, Inc.
2.900% due 03/15/2027	1,400	1,385
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~	17,500	17,496
Ford Motor Credit Co. LLC
4.125% due 08/17/2027	600	595
4.271% due 01/09/2027	9,200	9,174
4.950% due 05/28/2027	1,300	1,301
5.800% due 03/05/2027	1,845	1,855
5.850% due 05/17/2027	200	202
Goldman Sachs Group, Inc.
4.937% due 04/23/2028 •	14,100	14,142
HSBC Holdings PLC
4.755% due 06/09/2028 •	5,000	5,007
5.597% due 05/17/2028 •	1,900	1,917
JPMorgan Chase & Co.
4.550% (SOFRRATE + 0.920%) due 04/22/2028 ~	5,000	5,018
Merna Reinsurance II Ltd.
13.991% (GSMMUSTI + 10.470%) due 07/07/2030 ~	300	300
Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(a)	14,100	14,107
Morgan Stanley
1.512% due 07/20/2027 •	7,300	7,288
4.210% due 04/20/2028 •	6,400	6,388
Morgan Stanley Private Bank NA
4.403% (SOFRRATE + 0.770%) due 07/06/2028 ~	2,300	2,304
National Bank of Canada
4.665% (SOFRINDX + 1.030%) due 07/02/2027 ~	1,581	1,581
Nationwide Building Society
3.996% due 04/21/2029	14,000	13,883
NatWest Group PLC
3.073% due 05/22/2028 •	3,400	3,357
Wells Fargo & Co.
3.584% due 05/22/2028 •	2,800	2,777
4.900% due 01/24/2028 •	19,800	19,846

		193,154

INDUSTRIALS 2.2%
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	1,500	1,504
Enbridge, Inc.
5.250% due 04/05/2027	1,100	1,106
Energy Transfer LP
5.500% due 06/01/2027	2,800	2,819
Glencore Funding LLC
4.000% due 03/27/2027	2,100	2,093

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Hyundai Capital America
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~		8,740	8,767
4.707% due 09/18/2028 •		1,000	1,005
NPC Ukrenergo
6.875% due 11/09/2028		200	195
NTT Finance Corp.
4.372% due 07/27/2027		400	399
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(a)		10,200	10,202
5.104% due 07/02/2027		400	402
Oracle Corp.
2.800% due 04/01/2027		4,900	4,836
QatarEnergy
4.625% due 06/23/2029		5,900	5,864
Zimmer Biomet Holdings, Inc.
4.700% due 02/19/2027		550	551

			39,743

UTILITIES 0.5%
ENEL Finance International NV
1.625% due 07/12/2026		6,600	6,594
Vistra Operations Co. LLC
4.550% due 10/30/2028		2,300	2,285

			8,879

Total Corporate Bonds & Notes (Cost $241,683)			241,776

U.S. GOVERNMENT AGENCIES 8.3%
Federal Home Loan Mortgage Corp. REMICS
4.107% due 11/15/2043 •		394	391
4.114% due 03/15/2037 - 08/15/2042 •		1,577	1,547
4.257% due 01/15/2042 •		107	107
4.549% due 04/15/2049 - 12/15/2050 •		2,770	2,776
4.598% due 08/25/2054 •		2,639	2,660
4.628% due 08/25/2055 •		365	369
4.649% due 08/15/2048 •		1,096	1,106
4.778% due 12/25/2054 •		1,617	1,633
Federal National Mortgage Association REMICS
4.114% due 12/25/2044 •		459	455
4.164% due 03/25/2049 •		355	353
4.192% due 07/25/2049 •		1,284	1,265
4.214% due 07/25/2046 - 09/25/2046 •		1,119	1,114
4.429% due 12/25/2047 •		608	609
4.449% due 01/25/2051 •		1,251	1,256
4.549% due 12/25/2050 •		953	952
4.578% due 01/25/2055 •		431	435
4.598% due 08/25/2054 •		459	462
5.128% due 06/25/2055 •		7,362	7,476
Government National Mortgage Association REMICS
4.111% due 05/20/2059 •		8	8
4.259% due 02/20/2074 - 05/20/2074 •		1,390	1,394
4.261% due 03/20/2061 - 11/20/2069 •		56	55
4.309% due 02/20/2074 •		351	352
4.391% due 03/20/2065 •		71	71
4.399% due 04/20/2074 •		908	915
4.411% due 02/20/2070 •		21	21
4.421% due 12/20/2065 •		48	48
4.459% due 05/20/2074 •		949	961
4.491% due 12/20/2068 •		709	714
4.509% due 07/20/2074 •		1,316	1,336
4.511% due 02/20/2067 •		232	233
4.661% due 09/20/2069 •		956	964
Government National Mortgage Association, TBA
5.500% due 07/01/2056 - 08/01/2056		61,700	61,939
Uniform Mortgage-Backed Security, TBA
5.000% due 07/01/2041		34,100	34,242
5.500% due 08/01/2056		20,600	20,638

Total U.S. Government Agencies (Cost $148,646)			148,857

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	6,200	8,225
OBX Trust
2.305% due 11/25/2061 ~		$4,968	4,459
Polaris PLC
4.464% due 06/27/2070 •	GBP	5,200	6,883

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Sequoia Mortgage Trust
4.510% due 11/25/2063 ~		$578	578

Total Non-Agency Mortgage-Backed Securities (Cost $21,093)			20,145

ASSET-BACKED SECURITIES 8.3%
AUTOMOBILE ABS OTHER 0.3%
SFS Auto Receivables Securitization Trust
4.199% due 10/22/2029 •		4,900	4,906

AUTOMOBILE SEQUENTIAL 0.9%
Carvana Auto Receivables Trust
5.330% due 07/10/2029		283	284
Enterprise Fleet Financing LLC
4.000% due 10/20/2028		5,700	5,678
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		76	77
PenFed Auto Receivables Owner Trust
4.320% due 06/15/2029		1,800	1,799
SBNA Auto Lease Trust
4.560% due 02/22/2028		1,481	1,482
SCCU Auto Receivables Trust
4.670% due 11/15/2028		258	258
SFS Auto Receivables Securitization Trust
4.270% due 10/22/2029		4,900	4,898
Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027		2,359	2,361
Toyota Lease Owner Trust
4.580% due 07/20/2027		64	64

			16,901

CREDIT CARD BULLET 0.9%
CARDS II Trust
4.227% due 04/15/2031 •		6,700	6,723
Evergreen Credit Card Trust
4.219% due 10/15/2029 •		8,900	8,930

			15,653

CREDIT CARD OTHER 0.1%
Trillium Credit Card Trust II
4.218% due 09/26/2030 •		2,000	2,003

HOME EQUITY OTHER 0.0%
RCKT Mortgage Trust
5.582% due 12/25/2044 þ		321	322

OTHER ABS 6.1%
37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		1,000	1,001
522 Funding CLO Ltd.
4.866% due 10/23/2034 •		300	300
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •		1,000	1,000
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •		2,200	2,201
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •		1,000	1,001
Apidos CLO XI
4.920% due 04/17/2034 •		1,000	1,001
ARES European CLO X DAC
2.984% due 10/15/2031 •	EUR	20	23
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		$1,000	1,001
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •		900	901
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		1,000	1,001
Bain Capital Credit CLO Ltd.
4.762% due 10/21/2034 •		1,000	1,001
4.816% due 10/23/2034 •		1,000	1,001
Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •	EUR	7,200	8,240
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •		4,400	5,037
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		$2,400	2,402
Canyon CLO Ltd.
4.773% due 10/15/2034 •		500	501

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •	EUR	5,800	6,631
CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •		4,400	5,034
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		$1,100	1,101
Elevation CLO Ltd.
4.955% due 01/25/2035 •		4,600	4,602
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •		300	300
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		59	59
GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •		1,000	1,001
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •		518	518
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		1,700	1,702
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	4,700	5,376
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •		$1,000	1,001
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		1,600	1,601
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		1,200	1,201
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		1,000	1,001
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •		3,000	3,001
Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •		1,000	1,001
Navient Student Loan Trust
4.720% due 12/15/2059 •		157	157
Nelnet Student Loan Trust
4.943% due 05/17/2055 •		2,229	2,238
4.959% due 06/22/2065 •		3,100	3,109
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •		1,000	1,001
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •		1,000	1,001
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		1,000	1,001
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		112	112
Palmer Square European Loan Funding DAC
3.150% due 10/15/2035 •	EUR	5,600	6,406
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •		$4,085	4,087
4.493% due 10/15/2032 •		900	900
4.493% due 01/15/2033 •		5,147	5,144
Pikes Peak CLO 2
4.895% due 10/11/2034 •		1,000	1,001
Pikes Peak CLO 4
4.883% due 07/15/2034 •		1,000	1,001
Riserva CLO Ltd.
4.725% due 01/18/2034 •		2,746	2,747
SLM Private Credit Student Loan Trust
4.166% due 12/16/2041 •		166	164
4.216% due 06/15/2039 •		349	342
4.236% due 12/15/2038 •		181	178
4.256% due 06/15/2039 •		323	319
SLM Student Loan Trust
4.192% due 06/25/2043 •		352	348
SoFi Professional Loan Program LLC
2.540% due 05/15/2046		97	94
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •		462	463
Tikehau CLO X DAC
3.483% due 04/20/2038 •	EUR	4,900	5,607
Tralee CLO V Ltd.
4.755% due 10/20/2034 •		$1,000	1,001
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •		4,200	4,201
Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •		652	652
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •		1,000	1,001
Wellfleet CLO Ltd.
4.855% due 04/20/2034 •		500	501

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Wind River CLO Ltd.
4.785% due 07/20/2034 •		1,100	1,101

			108,619

Total Asset-Backed Securities (Cost $149,140)			148,404

SOVEREIGN ISSUES 0.2%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2027 (c)	BRL	17,600	3,098

Total Sovereign Issues (Cost $3,071)			3,098

		SHARES

COMMON STOCKS 4.4%
INFORMATION TECHNOLOGY 4.4%
Apple, Inc.		137,776	39,867
NVIDIA Corp.		196,145	39,247

Total Common Stocks (Cost $80,358)			79,114

		OUNCES
COMMODITIES 0.0%
Gold Warehouse Receipts		142	570

Total Commodities (Cost $230)			570

SHORT-TERM INSTRUMENTS 25.7%
COMMERCIAL PAPER 13.5%
Alimentation Couche-Tard, Inc.
4.010% due 07/14/2026		$6,100	6,090
AMETEK, Inc.
4.040% due 07/07/2026		3,700	3,697
4.100% due 08/10/2026		2,800	2,787
Autoliv, Inc.
4.070% due 08/25/2026		800	795
Bacardi-Martini BV
4.350% due 07/23/2026		1,000	997
Banco de Credito e Inversiones SA
4.000% due 08/24/2026		3,800	3,777
4.030% due 08/20/2026		3,500	3,480
4.050% due 09/03/2026		6,700	6,651
Banco Itau Chile
4.060% due 10/06/2026		2,200	2,176
Brookfield Corporate Treasury Ltd.
4.000% due 07/30/2026		600	598
4.010% due 07/29/2026		3,700	3,688
4.030% due 07/31/2026		3,500	3,488
Campbell’s Co.
4.270% due 09/30/2026		600	594
CBRE Services, Inc.
4.040% due 07/15/2026		2,600	2,596
4.050% due 07/15/2026		3,700	3,694
4.050% due 07/17/2026		6,800	6,787
Entergy Corp.
4.050% due 08/27/2026		300	298
4.050% due 08/28/2026		1,700	1,689
4.050% due 09/01/2026		1,000	993
4.050% due 09/11/2026		1,700	1,686
4.060% due 08/18/2026		1,600	1,591
4.060% due 08/24/2026		400	398
4.060% due 09/09/2026		2,100	2,083
4.060% due 09/10/2026		2,400	2,380
4.070% due 08/20/2026		1,300	1,293
4.070% due 09/08/2026		800	794
4.120% due 09/03/2026		300	298
Equifax, Inc.
4.060% due 07/24/2026		1,500	1,496
4.140% due 07/30/2026		5,300	5,282
ERAC USA Finance LLC
4.000% due 07/10/2026		5,600	5,594
Evergy Missouri West, Inc.
4.230% due 07/01/2026		2,400	2,400
Fidelity National Information Services, Inc.
4.000% due 07/07/2026		8,300	8,294
4.000% due 07/08/2026		2,900	2,897
4.000% due 07/09/2026		16,200	16,184

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

4.000% due 07/10/2026	5,100	5,094
4.000% due 07/13/2026	3,845	3,840
4.000% due 07/14/2026	3,700	3,694
4.000% due 07/16/2026	3,900	3,893
4.000% due 07/17/2026	4,700	4,691
4.000% due 07/21/2026	2,400	2,394
4.020% due 07/07/2026	1,000	999
HCA, Inc.
4.300% due 09/10/2026	1,800	1,784
4.330% due 07/27/2026	11,600	11,563
4.350% due 09/09/2026	800	793
Jabil, Inc.
4.150% due 07/06/2026	7,100	7,095
4.150% due 07/31/2026	1,700	1,694
4.150% due 08/07/2026	4,200	4,181
4.150% due 08/18/2026	5,500	5,468
Jones Lang LaSalle Finance BV
4.010% due 07/07/2026	300	300
4.010% due 07/09/2026	800	799
4.120% due 07/14/2026	2,800	2,796
4.130% due 07/09/2026	300	300
Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026	3,000	3,000
4.300% due 07/06/2026	1,800	1,799
4.350% due 07/17/2026	4,300	4,291
4.350% due 07/22/2026	3,400	3,391
4.370% due 07/13/2026	4,500	4,493
4.400% due 07/15/2026	7,500	7,487
4.400% due 07/29/2026	1,700	1,694
Lseg U.S. Fin Corp.
4.000% due 09/01/2026	600	596
4.020% due 09/02/2026	1,500	1,489
McCormick & Co., Inc.
4.000% due 07/02/2026	2,500	2,499
4.000% due 07/06/2026	1,400	1,399
NextEra Energy Capital Holdings, Inc.
4.000% due 07/22/2026	7,200	7,182
O’Reilly Automotive, Inc.
4.000% due 07/17/2026	1,900	1,896
4.000% due 07/20/2026	1,000	998
Oglethorpe Power Corp.
4.020% due 07/13/2026	3,800	3,795
4.030% due 07/10/2026	2,300	2,298
4.050% due 07/07/2026	4,200	4,197
Penske Truck Leasing Co. LP
4.060% due 07/29/2026	1,700	1,694
Rogers Communications, Inc.
4.250% due 08/06/2026	4,200	4,182
4.260% due 07/30/2026	900	897
Southern California Edison Co.
4.380% due 07/13/2026	300	300
TELUS Corp.
4.250% due 09/08/2026	600	595
4.280% due 09/24/2026	2,300	2,276
Thomson Reuters Corp.
4.040% due 07/07/2026	1,700	1,699
TR Finance LLC
4.060% due 07/09/2026	3,800	3,796
4.080% due 07/08/2026	2,300	2,298
Triton Container International Ltd./TAL International Container Corp.
4.310% due 07/07/2026	300	300
4.310% due 07/09/2026	400	400
4.330% due 07/06/2026	1,700	1,699
4.330% due 07/08/2026	300	300
WRKCo, Inc.
4.040% due 07/06/2026	900	899

		242,762

REPURCHASE AGREEMENTS (d) 9.7%		173,900

U.S. TREASURY BILLS 2.5%
3.695% due 07/02/2026 - 09/24/2026 (b)(c)(f)(h)	45,858	45,677

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Total Short-Term Instruments (Cost $462,362)		462,339

Total Investments in Securities (Cost $1,106,583)		1,104,303

	SHARES

INVESTMENTS IN AFFILIATES 34.8%
SHORT-TERM INSTRUMENTS 34.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.8%
PIMCO Short Asset Portfolio	63,492,849	625,404
PIMCO Short-Term Floating NAV Portfolio III	6,439	63

Total Short-Term Instruments (Cost $614,999)		625,467

Total Investments in Affiliates (Cost $614,999)		625,467

Total Investments 96.3% (Cost $1,721,582)		$1,729,770
Financial Derivative Instruments (e)(g) 1.4% (Cost or Premiums, net $62,980)		24,684
Other Assets and Liabilities, net 2.3%		41,617

Net Assets 100.0%		$1,796,071

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.690%	06/30/2026	07/01/2026	$76,600	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2035	$(77,789)	$76,600	$76,608
FICC STR	3.620	06/30/2026	07/01/2026	2,300	U.S. Treasury Notes 3.750% due 05/15/2028	(2,346)	2,300	2,300
	3.640	06/30/2026	07/01/2026	17,200	U.S. Treasury Bonds 4.750% due 02/15/2045	(17,544)	17,200	17,202
JPS	3.720	06/30/2026	07/01/2026	77,800	U.S. Treasury Notes 4.000% due 02/28/2030	(79,272)	77,800	77,808

Total Repurchase Agreements						$(176,951)	$173,900	$173,918

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2041	$56,900	$(56,956)	$(57,138)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	20,600	(20,497)	(20,622)

Total Short Sales (4.3)%				$(77,453)	$(77,760)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(29,773) at a weighted average interest rate of 4.017%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2027	254	$70,709	$0	$0	$0
Carbon Emissions Futures	12/2026	485	44,422	573	765	(831)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	667	137,491	(79)	0	(78)
CBOT Soybean Futures	11/2026	728	41,633	(1,544)	173	0
CBOT Soybean Oil Futures	12/2026	134	5,254	(425)	0	(105)
CBOT Wheat Futures	09/2026	229	6,747	(534)	109	0
CME E-mini NASDAQ 100 Index Futures	09/2026	72	43,954	806	678	0
CME E-mini Russell 2000 Index Futures	09/2026	137	20,862	458	103	0
CME E-mini S&P 500 Index Futures	09/2026	27	10,190	67	65	0
CME Live Cattle Futures	10/2026	39	3,692	(63)	0	(11)
Eurex DAX Index Futures	09/2026	12	8,616	(28)	117	(15)
Eurex EURO STOXX Banks Index Futures	09/2026	1,804	30,336	794	330	(52)
Eurex Short-term Euro-BTP Futures	09/2026	1,097	134,180	(5)	1	(7)
Euro-BTP Italian Bond Futures	09/2026	154	21,001	77	0	(11)
Euronext CAC 40 Index Futures	07/2026	102	9,801	(50)	47	(25)
Euronext Milling Wheat Futures	09/2026	214	2,470	(157)	0	(9)
French Government Bond Futures	09/2026	65	8,911	(10)	0	(16)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

FTSE 100 Index Futures	09/2026	262	36,635	26	28	(63)
FTSE MIB Index Futures	09/2026	80	23,711	(171)	233	(50)
ICE Gas Oil Futures	09/2026	84	7,415	(899)	147	0
ICE Natural Gas Futures	07/2026	155	6,657	247	424	0
ICE Rotterdam Monthly Coal Futures	10/2026	28	3,130	(55)	60	0
ICE Rotterdam Monthly Coal Futures	11/2026	28	3,144	(41)	70	0
ICE Rotterdam Monthly Coal Futures	12/2026	28	3,158	(27)	71	0
KCBT Hard Red Winter Wheat Futures	09/2026	671	20,977	(1,884)	352	0
LME Lead Futures	08/2026	538	24,991	(2,026)	1,114	0
LME Nickel Futures	08/2026	415	40,321	(7,645)	93	0
LME Primary Aluminum Futures	08/2026	606	46,712	(6,604)	0	(248)
LME Zinc Futures	08/2026	429	38,427	2,519	2,520	0
MEFF Madrid IBEX 35 Index Futures	07/2026	138	30,584	685	95	(49)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	128	10,930	105	0	0
Montreal Exchange S&P/TSX 60 Index Futures	09/2026	123	35,657	45	35	0
NYBOT CTN Number 2 Cotton Futures	12/2026	273	10,483	(862)	48	0
NYMEX Henry Hub Natural Gas Futures	08/2026	193	6,164	7	127	0
NYMEX Light Sweet Crude Oil Futures	08/2026	15	1,039	(237)	0	(17)
NYMEX NY Harbor ULSD Futures	09/2026	18	2,344	(284)	32	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	09/2026	163	16,916	(1,641)	0	(85)
OML Stockholm OMXS30 Index Futures	07/2026	1,590	52,752	597	1,017	0
Phelix DE Base Quarter Futures	09/2026	42	12,262	245	391	0
SFE 10 Year Australian Bond Futures	09/2026	764	58,089	310	85	(85)
SFE 3 Year Australian Bond Futures	09/2026	1,304	94,430	339	52	(78)
SFE S&P ASX Share Price Index 200 Futures	09/2026	100	15,190	(257)	111	(80)
SGX FTSE China A50 Futures Contract	07/2026	4,431	68,743	455	598	0
SGX FTSE Taiwan Index Futures	07/2026	185	29,918	42	783	0
SGX MSCI Singapore Index Futures	07/2026	1,294	47,854	(233)	410	(60)
SGX Nikkei 225 Stock Index Futures	09/2026	89	19,236	1,728	167	(27)
Three Month SONIA Index Futures	03/2027	463	147,418	(166)	0	(15)
Three Month SONIA Index Futures	12/2027	120	38,194	14	0	(18)
TSE TOPIX Futures	09/2026	160	39,391	1,427	216	0
TTF Natural Gas Base Load Monthly Futures	08/2026	180	6,466	(355)	382	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	284	31,941	438	0	(111)
White Sugar Futures	07/2026	441	10,465	273	22	0
WSE WIG20 Index Futures	09/2026	885	16,793	(524)	160	(110)

				$(14,529)	$12,231	$(2,256)

SHORT FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOE Volatility Index Futures	07/2026	1,192	$(21,397)	$3,201	$554	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	417	(44,639)	(51)	78	0
CBOT Corn Futures	09/2026	2,201	(45,863)	917	0	(720)
CBOT Soybean Meal Futures	12/2026	593	(17,974)	(67)	0	(18)
CME Bitcoin Futures	07/2026	52	(15,314)	905	430	0
CME Lean Hogs Futures	10/2026	498	(16,334)	847	0	(95)
Cocoa Futures	09/2026	70	(3,544)	(857)	89	(86)
COMEX Copper Futures	09/2026	110	(17,199)	168	0	(249)
COMEX Gold 100 Troy Ounces Futures	08/2026	111	(44,827)	2,663	4	0
COMEX Silver Futures	09/2026	55	(16,479)	663	0	(355)
Eurex Short-term Euro-BTP Futures	09/2026	275	(33,637)	(68)	0	0
HKG Hang Seng China Enterprises Index Futures	07/2026	1,049	(50,378)	1,129	308	(936)
HKG Hang Seng Index Futures	07/2026	318	(46,318)	844	223	(498)
ICE Brent Crude Oil Futures	09/2026	49	(3,574)	11	33	0
ICE Gas Oil Futures	08/2026	43	(3,917)	457	0	(88)
IFSC NIFTY 50 Index Futures	07/2026	258	(12,386)	69	0	(24)
LME Lead Futures	08/2026	1,315	(61,083)	2,455	0	0
LME Nickel Futures	08/2026	729	(70,828)	2,326	0	0
LME Primary Aluminum Futures	08/2026	581	(44,785)	1,757	0	0
LME Zinc Futures	09/2026	92	(8,207)	(203)	0	(203)
NYBOT CSC C Coffee Futures	12/2026	367	(38,824)	(2,592)	0	(2,498)
NYBOT CSC Cocoa Futures	09/2026	47	(2,387)	(512)	0	(52)
NYBOT CSC Number 11 World Sugar Futures	09/2026	2,733	(45,363)	227	0	(122)
NYMEX Henry Hub Natural Gas Futures	09/2026	100	(3,213)	47	0	(55)
NYMEX Palladium Futures	09/2026	249	(30,151)	2,734	274	0
NYMEX Platinum Futures	10/2026	262	(20,512)	2,721	347	0
Robusta Coffee Futures 10-Tonne	09/2026	4	(146)	(15)	0	(4)
SAFEX FTSE/JSE Top 40 Index Futures	09/2026	377	(23,617)	303	72	(52)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	08/2026	8,672	(85,835)	621	0	(251)
Three-Month SOFR Futures	12/2027	2,365	(567,748)	(221)	237	0
VSTOXX Futures	07/2026	1,823	(3,666)	362	260	0

				$20,841	$2,909	$(6,306)

Total Futures Contracts				$6,312	$15,140	$(8,562)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-44 5-Year Index	(1.000)%	Quarterly	12/20/2030	$117,420	$2,145	$(1,849)	$296	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

									Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031		$373,600	$(9,815)	$3,310	$(6,505)	$102	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		62,667	4,859	279	5,138	0	(32)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		570,200	12,405	256	12,661	0	(70)
CDX.iTraxx Crossover 45 5-Year Index	5.000	Quarterly	06/20/2031	EUR	60,931	6,715	1,005	7,720	141	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		503,700	12,837	214	13,051	134	0

						$27,001	$5,064	$32,065	$377	$(102)

INTEREST RATE SWAPS

										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/16/2028	GBP	39,500	$(626)	$91	$(535)	$0	$(38)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		82,300	3,523	(329)	3,194	216	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		49,200	(3,276)	304	(2,972)	0	(254)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031	INR	11,977,700	215	(442)	(227)	0	(150)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	4,697,200	408	1,020	1,428	149	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	09/16/2056		11,582,700	6,371	2,511	8,882	1,194	0
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	99,300	(86)	(293)	(379)	0	(13)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		115,200	608	(1,228)	(620)	15	0
Receive(6)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	1,571,700	844	(553)	291	40	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027	$	102,700	165	267	432	43	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028		917,000	16,584	1,081	17,665	928	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	09/16/2031		87,900	1,976	652	2,628	246	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		126,000	(2,897)	(18)	(2,915)	0	(656)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	09/16/2056		33,497	(1,351)	253	(1,098)	0	(367)
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031	BRL	327,900	(30)	(2,158)	(2,188)	187	0
Receive	1-Year BRL-CDI	12.975	Maturity	01/02/2031		961,700	2,844	2,265	5,109	0	(545)
Pay	1-Year BRL-CDI	13.000	Maturity	01/02/2031		86,000	0	(488)	(488)	49	0
Pay	1-Year BRL-CDI	13.172	Maturity	01/02/2031		79,900	(50)	(272)	(322)	45	0
Pay	1-Year BRL-CDI	13.180	Maturity	01/02/2031		590,800	(807)	(1,544)	(2,351)	333	0
Receive	1-Year BRL-CDI	13.328	Maturity	01/02/2031		168,200	0	637	637	0	(95)
Pay	1-Year BRL-CDI	13.370	Maturity	01/02/2031		15,600	25	(80)	(55)	9	0
Receive	1-Year BRL-CDI	13.885	Maturity	01/02/2031		280,000	0	148	148	0	(156)
Receive	1-Year BRL-CDI	14.020	Maturity	01/02/2031		355,600	309	(347)	(38)	0	(198)
Receive	1-Year BRL-CDI	14.684	Maturity	01/02/2031		209,100	0	(650)	(650)	0	(115)
Receive(6)	3-Month AUD-BBR-BBSW	4.250	Quarterly	09/16/2028	AUD	648,200	773	417	1,190	128	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		147,200	(364)	1,779	1,415	0	(12)
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	1,409,000	(845)	1,212	367	0	(103)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	9.110	Quarterly	12/17/2030	COP	114,526,600	0	1,343	1,343	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	10.670	Quarterly	03/18/2031		58,306,900	500	(793)	(293)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031		226,129,200	(545)	(3,391)	(3,936)	0	(34)
Receive(6)	3-Month HKD-HIBOR	2.750	Quarterly	09/16/2031	HKD	1,036,400	3,469	208	3,677	0	(256)
Pay	3-Month ILS-TELBOR	3.250	Annual	06/17/2031	ILS	402,700	407	339	746	0	(211)
Receive(6)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2031	KRW	62,334,900	(306)	1,064	758	0	(81)
Receive(6)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	764,400	99	542	641	391	0
Pay	3-Month PLN-WIBOR	3.952	Annual	07/29/2030	PLN	26,635	(14)	168	154	13	0
Pay	3-Month PLN-WIBOR	3.750	Annual	06/17/2031		285,100	(817)	93	(724)	104	(8)
Receive(6)	3-Month TWD-TAIBOR	2.250	Quarterly	09/16/2031	TWD	1,506,800	(44)	(205)	(249)	44	0
Receive	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030	ZAR	130,100	(125)	174	49	29	0
Receive	3-Month ZAR-JIBAR	6.522	Quarterly	01/29/2031		3,116,800	8,343	(2,145)	6,198	701	0
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	04/02/2031		291,700	(177)	33	(144)	68	0
Pay	3-Month ZAR-JIBAR	6.673	Quarterly	04/14/2031		3,052,400	(7,399)	2,175	(5,224)	0	(702)
Receive	6-Month CLP-CHILIBOR	5.060	Semi-Annual	03/18/2031	CLP	1,649,500	0	(30)	(30)	0	0
Receive	6-Month CLP-CHILIBOR	5.000	Semi-Annual	06/17/2031		80,353,900	403	(1,508)	(1,105)	0	0
Receive	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/17/2031		17,728,300	19	(394)	(375)	0	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	09/16/2031		180,746,000	1,729	434	2,163	47	0
Receive(6)	6-Month CZK-PRIBOR	4.130	Annual	07/20/2031	CZK	722,500	552	(564)	(12)	42	0
Pay	6-Month CZK-PRIBOR	4.130	Annual	10/01/2035		311,900	321	(72)	249	0	(19)
Receive	6-Month CZK-PRIBOR	4.000	Annual	06/17/2036		745,200	401	204	605	41	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	277,400	1,669	1,271	2,940	142	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		107,300	(2,415)	480	(1,935)	0	(125)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		30,900	(546)	(13)	(559)	0	(41)
Pay	6-Month HUF-BBR	5.750	Annual	06/17/2031	HUF	15,919,300	1,744	298	2,042	0	(80)
Pay	28-Day MXN-TIIE	7.623	Lunar	03/12/2031	MXN	291,300	221	(230)	(9)	0	(59)
Pay	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		284,300	225	(1)	224	0	(61)
Pay	28-Day MXN-TIIE	8.300	Lunar	06/11/2031		158,800	111	129	240	0	(34)
Receive(6)	28-Day MXN-TIIE	7.750	Lunar	09/10/2031		566,400	(7)	39	32	39	0
Pay	28-Day MXN-TIIE	8.071	Lunar	09/05/2035		1,061,900	1,147	(1,151)	(4)	0	(416)
Receive	28-Day MXN-TIIE	8.250	Lunar	03/05/2036		796,400	232	(710)	(478)	324	0
Pay	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		245,600	428	(55)	373	0	(102)
Receive(6)	CAONREPO	2.500	Semi-Annual	09/16/2028	CAD	100,300	445	(156)	289	11	0
Pay(6)	CAONREPO	2.750	Semi-Annual	09/16/2031		33,000	(143)	0	(143)	0	(9)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036		190,400	(2,457)	638	(1,819)	0	(57)
Receive(6)	CAONREPO	3.250	Semi-Annual	09/16/2056		6,900	220	(36)	184	5	0
Pay	CPURNSA	2.500	Maturity	03/29/2033	$	86,600	(258)	(867)	(1,125)	0	(67)
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	121	71	192	14	0
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	77	77	45	0
Pay	CPURNSA	0.000	Maturity	04/10/2034		50,900	358	(116)	242	0	(40)

							$32,224	$1,578	$33,802	$5,642	$(5,111)

Total Swap Agreements							$61,370	$4,793	$66,163	$6,019	$(5,222)

(f)

Securities with an aggregate market value of $13,155 and cash of $191,881 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

Unsettled variation margin asset of $137 and liability of $(3,966) for closed futures and unsettled variation margin asset of $294 and liability of $(175) for closed swap agreements is outstanding at period end.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	1,845	$	1,272	$0	$(5)
	07/2026	CAD	90		63	0	0
	07/2026	NZD	18,600		10,985	421	0
	07/2026	$	38,793	AUD	54,472	0	(1,079)
	07/2026		9,432	NZD	16,697	51	0
	08/2026	NZD	16,697	$	9,443	0	(51)
	08/2026	$	1,271	AUD	1,845	5	0
	08/2026		63	CAD	90	0	0
BOA	07/2026	JPY	1,086,327	$	6,830	148	0
	07/2026	KRW	6,592,793		4,329	67	0
	07/2026	NOK	10,964		1,184	77	0
	07/2026	SGD	17		13	0	0
	08/2026	$	12	HKD	94	0	0
	08/2026		15,235	ILS	45,303	4	0
	09/2026	CAD	91,266	$	66,000	1,432	0
	09/2026	COP	6,918,239		1,762	0	(226)
	09/2026	CZK	237,140		11,100	0	(71)
	09/2026	HUF	7		0	0	0
	09/2026	ILS	130,770		43,800	0	(228)
	09/2026	JPY	18,198,808		114,700	2,089	0
	09/2026	NZD	20,250		11,451	0	(79)
	09/2026	PHP	3,499,074		56,742	0	(6)
	09/2026	$	3	COP	12,999	0	0
	09/2026		2,663	HKD	20,818	0	(1)
	09/2026		21,990	PLN	80,483	0	(596)
	09/2026		49,420	ZAR	804,496	0	(608)
BPS	07/2026	BRL	65,549	$	12,663	0	(35)
	07/2026	JPY	3,671,926		23,094	510	0
	07/2026	$	12,692	BRL	65,549	6	0
	07/2026		11,678	CNH	79,027	0	(41)
	07/2026		14,522	CZK	302,216	0	(294)
	07/2026		98	TWD	3,087	0	(1)
	08/2026		4,811	BRL	24,504	0	(101)
	09/2026	AUD	189,400	$	132,003	1,233	(184)
	09/2026	BRL	493,916		93,300	0	(662)
	09/2026	CHF	128,747		164,500	3,825	0
	09/2026	CLP	41,612,575		45,220	46	(7)
	09/2026	CNH	335,087		49,500	0	(98)
	09/2026	CZK	403,489		19,068	68	(8)
	09/2026	EUR	148,125		170,785	1,114	(111)
	09/2026	GBP	119,982		158,769	0	(380)
	09/2026	HUF	11,363,672		36,071	0	(323)
	09/2026	IDR	189,467,445		10,426	0	(90)
	09/2026	ILS	40,512		13,700	60	0
	09/2026	INR	1,722,484		18,100	7	0
	09/2026	JPY	10,104,611		62,900	374	0
	09/2026	KRW	26,361,605		17,300	240	0
	09/2026	NOK	1,697,046		175,800	4,621	(84)
	09/2026	NZD	125,750		71,989	498	(111)
	09/2026	PLN	314,216		84,463	944	(5)
	09/2026	SEK	859,481		89,956	1,126	(183)
	09/2026	THB	1,613,652		49,195	316	0
	09/2026	TWD	930,054		29,100	0	(20)
	09/2026	$	17,000	COP	61,748,678	745	0
	09/2026		2,695	HKD	21,083	0	0
	09/2026		10,900	IDR	195,353,480	0	(57)
	09/2026		9,939	INR	947,287	11	0
	09/2026		29,400	PHP	1,776,206	0	(594)
	09/2026		7,400	PLN	27,799	0	(11)
	09/2026	ZAR	217,587	$	13,136	0	(66)
	04/2027	BRL	17,600		3,182	0	(29)
BRC	07/2026	COP	4,065,642		1,181	0	(2)
	07/2026	NZD	27,017		15,977	633	0
	07/2026	TRY	3,375		71	0	0
	07/2026	$	1,071	COP	4,065,642	112	0
	07/2026		21	JPY	3,424	0	0
	07/2026		42,218	MYR	171,465	0	(244)
	07/2026		4,988	ZAR	81,016	0	(50)
	08/2026	JPY	3,415	$	21	0	0
	09/2026	CZK	211,563		9,900	0	(66)
	09/2026	MXN	7,220		414	4	0
	09/2026	MYR	236,733		58,300	193	0
	09/2026	SGD	7,916		6,215	64	0
	09/2026	$	36,232	CNH	243,462	0	(196)
	09/2026		1,166	COP	4,065,642	2	0
	09/2026		1,070	HKD	8,368	0	(1)
	09/2026		576	IDR	10,515,476	8	0
	09/2026		36	PLN	136	0	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		2,058	SGD	2,643	0	(5)
CBK	07/2026	PLN	20,488	$	5,607	161	0
	07/2026	$	1,476	HUF	453,561	1	(21)
	07/2026		35	TWD	1,106	0	0
	08/2026	INR	3,588,313	$	38,280	497	0
	08/2026	$	40,669	ILS	118,350	0	(860)
	09/2026	CAD	81,222	$	58,500	1,038	0
	09/2026	CLP	29,873,536		32,380	0	(56)
	09/2026	COP	2,549,128		642	0	(90)
	09/2026	GBP	26,268		35,232	389	0
	09/2026	MXN	406,771		23,194	76	0
	09/2026	PEN	203,823		58,548	0	(901)
	09/2026	PHP	4,844		79	0	0
	09/2026	$	49,724	CLP	43,167,711	0	(2,854)
	09/2026		7,200	COP	27,960,066	835	0
	09/2026		3,264	EUR	2,828	0	(22)
	09/2026		10,381	GBP	7,740	0	(115)
	09/2026		8,000	JPY	1,273,732	0	(118)
	09/2026		4,163	MXN	72,144	0	(63)
	09/2026		171	PEN	589	1	0
	11/2026		21,709		74,257	0	(105)
	12/2026		30,241		104,833	243	0
CIB	09/2026		184	ZAR	3,056	1	0
DUB	07/2026	NOK	27,236	$	2,931	180	0
	07/2026	PLN	20,783		5,601	77	0
	07/2026	$	267	AUD	373	0	(8)
	07/2026		15,685	CZK	326,578	0	(311)
	07/2026		463	RON	2,095	0	(7)
	07/2026		2,327	ZAR	37,673	0	(31)
	08/2026		171	INR	16,122	0	(2)
	09/2026	CHF	8,010	$	10,000	4	0
	09/2026	HUF	8,776,944		27,993	58	(175)
	09/2026	IDR	156,469,541		8,617	0	(68)
	09/2026	THB	347,473		10,605	80	0
	09/2026	$	16,761	INR	1,597,742	22	0
	10/2026		35,322	PEN	122,196	268	0
FAR	07/2026	AUD	3,886	$	2,698	8	0
	07/2026	CNH	286,043		42,053	0	(70)
	07/2026	PLN	58,640		15,921	333	0
	07/2026	SGD	30,509		23,914	332	0
	07/2026	$	2,254	AUD	3,160	0	(66)
	07/2026		11,621	CNH	78,620	0	(43)
	07/2026		213	HUF	65,739	0	(2)
	07/2026		171,193	JPY	27,699,003	0	(837)
	07/2026		2,234	PLN	8,155	0	(66)
	07/2026		4,246	ZAR	70,069	25	0
	08/2026	JPY	27,626,520	$	171,193	841	0
	08/2026	$	2,697	AUD	3,886	0	(8)
	08/2026		42,053	CNH	285,415	66	0
	08/2026		10,459	ILS	29,943	0	(388)
	09/2026		2,077	INR	199,056	14	0
	09/2026		130	MXN	2,261	0	(2)
GLM	07/2026	BRL	65,353	$	12,647	0	(12)
	07/2026	CAD	8,672		6,094	0	(20)
	07/2026	MYR	17,474		4,303	25	0
	07/2026	TRY	39,928		838	0	(5)
	07/2026	$	12,625	BRL	65,353	35	0
	07/2026		21	MYR	87	0	0
	08/2026		65,148	BRL	332,920	0	(1,152)
	08/2026		6,094	CAD	8,659	20	0
	09/2026	HUF	360,292	$	1,143	0	(11)
	09/2026	IDR	180,618,553		9,931	0	(95)
	09/2026	MYR	100,922		24,400	0	(372)
	09/2026	NZD	58,700		33,216	0	(208)
	09/2026	$	23,064	BRL	119,948	12	(183)
	09/2026		1,502	INR	144,963	21	0
	09/2026		4,670	MXN	80,937	0	(71)
IND	07/2026		386	CZK	8,227	1	0
	07/2026		516	HUF	157,476	0	(10)
JPM	07/2026	AUD	50,543	$	35,355	361	0
	07/2026	CZK	99,179		4,766	97	0
	07/2026	$	63	AUD	88	0	(2)
	07/2026		15	CHF	11	0	0
	07/2026		907	GBP	676	0	(10)
	07/2026		7,818	HUF	2,372,285	0	(201)
	07/2026		7,796	NOK	77,169	0	0
	07/2026		5,717	PLN	20,825	0	(181)
	08/2026	NOK	77,203	$	7,796	0	0
	08/2026	$	35,333	AUD	50,543	0	(359)
	08/2026		45	HKD	349	0	0
	08/2026		59,773	ILS	174,743	0	(997)
	09/2026	CAD	203,871	$	146,157	1,924	0
	09/2026	CZK	1,245,412		59,132	463	0
	09/2026	GBP	9,832		13,024	4	(21)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	HUF	2,897,854		9,193	0	(88)
	09/2026	IDR	1,141,469,964		62,316	0	(1,042)
	09/2026	JPY	2,473,957		15,400	92	0
	09/2026	MXN	603,299		34,406	119	0
	09/2026	PLN	65,288		17,337	0	(18)
	09/2026	SEK	128,069		13,644	380	0
	09/2026	THB	1,313,421		40,229	445	0
	09/2026	TWD	1,787,701		56,475	502	0
	09/2026	$	42,398	AUD	60,105	0	(841)
	09/2026		23,308	BRL	119,956	0	(413)
	09/2026		170	CAD	237	0	(2)
	09/2026		54,368	CHF	42,796	0	(959)
	09/2026		390	GBP	295	1	0
	09/2026		1,310	JPY	208,400	0	(20)
	09/2026	ZAR	577,416	$	34,864	0	(171)
	12/2026	$	82,418	MXN	1,444,911	0	(897)
MBC	07/2026	AUD	1,853	$	1,276	0	(7)
	07/2026	JPY	7,961,892		50,086	1,118	0
	07/2026	KRW	113,478,072		74,859	1,491	0
	07/2026	NOK	64,727		6,981	442	0
	07/2026	$	0	AUD	0	0	0
	07/2026		67,777	HUF	20,705,111	0	(1,322)
	07/2026		2,504	NOK	24,887	10	0
	08/2026	NOK	24,898	$	2,504	0	(10)
	08/2026	$	1,275	AUD	1,853	7	0
	09/2026	PEN	5,765	$	1,666	0	(16)
	09/2026	SGD	81,457		63,900	601	0
	09/2026	$	2	INR	208	0	0
	09/2026		10,600	KRW	16,270,576	0	(70)
	09/2026		98,294	NOK	937,510	0	(3,681)
MYI	07/2026	CZK	10,899	$	512	0	(1)
	07/2026	$	523	CZK	10,894	0	(10)
	08/2026		512		10,895	1	0
	09/2026	EUR	54,258	$	63,174	982	0
	09/2026	MXN	2,352		134	0	0
	09/2026	TWD	16,435		520	6	0
	10/2026	PEN	122,196		35,542	0	(48)
	11/2026		74,257		21,561	0	(43)
	12/2026	$	56,982	PEN	196,453	144	0
NGF	08/2026	NOK	870	$	88	0	0
RYL	07/2026	$	123	CZK	2,617	0	0
	09/2026		133,209	JPY	21,212,700	0	(1,948)
	09/2026		26,646	NZD	45,600	0	(681)
	09/2026		3,658	SEK	34,195	0	(116)
SCX	07/2026	GBP	645	$	854	0	(2)
	07/2026	JPY	451,631		2,842	65	0
	08/2026	$	854	GBP	645	2	0
	08/2026		42	HKD	329	0	0
	09/2026	IDR	199,182,607	$	11,011	0	(45)
SOG	07/2026	EUR	14,397		16,377	0	(74)
	07/2026	GBP	29		39	0	0
	07/2026	JPY	14,530,651		91,464	2,097	0
	07/2026	SGD	45		35	0	0
	07/2026	$	24	AUD	33	0	(1)
	07/2026		51,687	CHF	41,816	65	0
	07/2026		18,978	CNH	128,381	0	(73)
	07/2026		16,795	EUR	14,397	0	(345)
	07/2026		23,607	SGD	30,571	23	0
	08/2026	CHF	41,666	$	51,687	0	(66)
	08/2026	NZD	28,920		16,401	0	(42)
	08/2026	SGD	30,502		23,607	0	(24)
	08/2026	$	51	CAD	73	0	0
	08/2026		16,399	EUR	14,397	74	0
	08/2026		39	GBP	29	0	0
	08/2026		35	SGD	45	0	0
	09/2026	HKD	23,493	$	3,007	4	0
SSB	07/2026	CAD	79		56	0	0
	07/2026	CHF	41,826		53,209	1,444	0
	07/2026	$	6,464	CAD	8,914	0	(179)
	08/2026		56		79	0	0
	09/2026	BRL	42,089	$	8,000	0	(7)
	09/2026	GBP	162		214	0	(1)
	09/2026	TWD	712,110		22,500	204	0
	09/2026	$	515	EUR	450	1	0
	09/2026		163	GBP	123	1	0
UAG	07/2026	PLN	20,835	$	5,702	163	0
	09/2026	COP	73,909,073		19,205	0	(2,035)
	09/2026	$	14,283	CLP	12,711,950	0	(481)
	09/2026		71,675	COP	276,578,250	7,808	0

Total Forward Foreign Currency Contracts						$47,859	$(33,987)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put-OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	2,900	$1	$5
DUB	Put-OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	153,500	159	696
FAR	Put-OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	354,000	161	595
MYC	Put-OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	25,700	26	116
NGF	Put-OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	268,300	285	1,217

Total Purchased Options							$632	$2,629

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,300	$978	$(64)	$914	$0

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Thailand Equity Index	1,391,200	0	Maturity	09/29/2026	THB	1,410,022	$0	$1,381	$1,381	$0

TOTAL RETURN SWAPS ON SECURITIES

											Swap Agreements, at Value
Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	BOVESPA Index	1,318	0	Maturity	08/12/2026	BRL	228,573	$0	$(356)	$0	$(356)
	Pay	Apple, Inc.	137,776	4.560% (SOFR plus a specified spread)	Monthly	07/10/2026	$	40,111	0	325	325	0
	Pay	NVIDIA Corp.	196,145	4.560% (SOFR plus a specified spread)	Monthly	07/10/2026		40,247	0	1,081	1,081	0
MEI	Receive	KOSPI2 Index	11,750,000	0	Maturity	09/10/2026	KRW	0	0	1,173	1,173	0

									$0	$2,223	$2,579	$(356)

Total Swap Agreements									$978	$3,540	$4,874	$(356)

(h)

Securities with an aggregate market value of $10,945 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$193,154	$0	$193,154
Industrials	0	39,743	0	39,743
Utilities	0	8,879	0	8,879
U.S. Government Agencies	0	148,857	0	148,857
Non-Agency Mortgage-Backed Securities	0	20,145	0	20,145
Asset-Backed Securities
Automobile ABS Other	0	4,906	0	4,906
Automobile Sequential	0	16,901	0	16,901
Credit Card Bullet	0	15,653	0	15,653
Credit Card Other	0	2,003	0	2,003
Home Equity Other	0	322	0	322
Other ABS	0	108,619	0	108,619
Sovereign Issues	0	3,098	0	3,098
Common Stocks
Information Technology	79,114	0	0	79,114
Commodities	0	570	0	570
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Commercial Paper	0	242,762	0	242,762
Repurchase Agreements	0	173,900	0	173,900
U.S. Treasury Bills	0	45,677	0	45,677

	$79,114	$1,025,189	$0	$1,104,303
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$625,467	$0	$0	$625,467

Total Investments	$704,581	$1,025,189	$0	$1,729,770

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	0	0	0
U.S. Government Agencies	0	(77,760)	0	(77,760)

	$0	$(77,760)	$0	$(77,760)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14,825	6,334	0	21,159
Over the counter	0	55,362	0	55,362

	$14,825	$61,696	$0	$76,521
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,285)	(5,499)	0	(13,784)
Over the counter	0	(34,343)	0	(34,343)

	$(8,285)	$(39,842)	$0	$(48,127)

Total Financial Derivative Instruments	$6,540	$21,854	$0	$28,394

Totals	$711,121	$969,283	$0	$1,680,404

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust